Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity.

The remuneration of directors and key management, for the years ended April 30, 2025 and 2024, comprised of:

	For the year ended April 30,
	2025	2024
	($)	($)
Management salaries	399	402
Directors’ fees	208	194
Share-based compensation	524	425
Total	1,131	1,021